Income Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes
20.	INCOME TAXES
Income tax recognized in profit or loss is comprised of the following:

Years ended December 31,

	2022 $	2021 $

Withholding taxes accrued	-	-

Current income tax	-	-

Tax expense (recovery)	-	-
A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,

	2022 $	2021 $

Loss from continuing operations before tax	(93,568)	(38,610)

Income from discontinued operations	-	122

	(93,568)	(38,488)

Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	(25,263)	(10,392)

Items not taxable for income tax purposes	9,846	(6)

Effect of lower tax rate in foreign jurisdiction	3,048	2,454

Change in unrecognized deferred tax assets and other	12,369	7,944

Tax expense	-	-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2022 $	December 31, 2021 $

Deferred tax assets:

Tax loss carryforwards	64,198	49,360

Loans to Exar Capital	217	7,641

Exploration and evaluation assets	3,371	1,994

Financing costs	3,365	4,963

Capital assets	621	50
Investment in Green Technology Metals	346	-
Investment in Cauchari-Olaroz project	876	-

Other	501	781

Deferred tax assets	73,495	64,789

Deferred tax liabilities:

Investment in Cauchari-Olaroz project	-	(15,043)

Investment in Arena Minerals	(193)	(793)

Convertible debt	(12,360)	(4,040)

Stock based compensation	(4,845)	-

Deferred tax liabilities	(17,398)	(19,876)

Unrecognized deferred tax assets	56,097	44,913
The Company has
non-capital
loss carryforwards in Canada of $90,658 (2021 -

$85,000) expiring between 2027 – 2042 and in the US of approximately $189,144 (2021 - $125,000)
$38,756 of which
expires in 2029 – 2037

and $150,388

of which have no fixed date of expiry. The
non-capital
loss carryforwards are available to reduce taxable income in Canada and the US, respectively.